DEBT - Credit Facilities (Details) $ in Millions					12 Months Ended
	Jan. 14, 2025	Oct. 31, 2024 USD ($)	Dec. 15, 2022 USD ($)	Nov. 04, 2021 USD ($)	Dec. 31, 2024	Oct. 30, 2024 USD ($)	Dec. 14, 2022 USD ($)	Nov. 05, 2021 USD ($)
DEBT
Total net debt to EBITDA ratio					4
Senior secured debt to EBITDA ratio					2.25
EBITDA to interest expense, ratio					4
Disposal of major subsidiary [member]
DEBT
Percentage of interest disposed	100.00%
Bottom of range [member] | London Interbank Offered Rate Libor [Member]
DEBT
Borrowings, interest rate basis				two
Top of range [member] | London Interbank Offered Rate Libor [Member]
DEBT
Borrowings, interest rate basis				three
Amended Credit Facility [Member]
DEBT
Borrowing capacity		$ 150.0	$ 250.0	$ 120.0		$ 250.0	$ 200.0	$ 200.0
Debt term		4 years		4 years
Amended Credit Facility [Member] | After Three Years [Member]
DEBT
Borrowing capacity				$ 150.0
Amended Credit Facility [Member] | Bottom of range [member] | Ifrs Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
DEBT
Borrowings, adjustment to interest rate basis		2.25%
Amended Credit Facility [Member] | Bottom of range [member] | IFRS Base Rate [Member]
DEBT
Borrowings, adjustment to interest rate basis		1.25%
Amended Credit Facility [Member] | Top of range [member] | Ifrs Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
DEBT
Borrowings, adjustment to interest rate basis		3.25%
Amended Credit Facility [Member] | Top of range [member] | IFRS Base Rate [Member]
DEBT
Borrowings, adjustment to interest rate basis		2.25%
Amended Stepped Down Credit Facility [Member]
DEBT
Borrowing capacity			175.0				$ 150.0
Accordion Option [Member]
DEBT
Borrowings		$ 75.0	$ 50.0
Accordion Option [Member] | Ifrs Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
DEBT
Applicable loan margins increased			25
Accordion Option [Member] | Bottom of range [member]
DEBT
Borrowings increase in commitment fees interest rate			9
Accordion Option [Member] | Top of range [member]
DEBT
Borrowings increase in commitment fees interest rate			12